Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (3.5%)
*	Lumen Technologies Inc.	7,206,970	51,170
*	IAC Inc.	503,752	27,112
*	Madison Square Garden Sports Corp.	125,076	26,048
	Cogent Communications Holdings Inc.	288,947	21,937
*	EchoStar Corp. Class A	860,330	21,353
*	Cinemark Holdings Inc.	766,606	21,342
	TEGNA Inc.	1,187,912	18,745
*	Cargurus Inc. Class A	612,239	18,386
*	Yelp Inc. Class A	475,906	16,695
	Telephone & Data Systems Inc.	699,657	16,267
*	Ziff Davis Inc.	319,086	15,527
	John Wiley & Sons Inc. Class A	290,124	13,999
	Cable One Inc.	32,951	11,526
*	TripAdvisor Inc.	768,161	11,131
*	QuinStreet Inc.	380,149	7,272
*	Cars.com Inc.	421,484	7,064
	Scholastic Corp.	178,367	5,710
	Shutterstock Inc.	161,333	5,706
*	TechTarget Inc.	200,793	4,909
	Shenandoah Telecommunications Co.	324,802	4,583
*	Thryv Holdings Inc.	248,734	4,286
*	Gogo Inc.	485,687	3,487
*	Consolidated Communications Holdings Inc.	629,808	2,922
			337,177
Consumer Discretionary (14.5%)
	Meritage Homes Corp.	259,467	53,209
	VF Corp.	2,341,662	46,716
*	Etsy Inc.	821,248	45,604
	Bath & Body Works Inc.	1,338,333	42,720
	Installed Building Products Inc.	164,810	40,588
	Group 1 Automotive Inc.	94,824	36,321
*	Boot Barn Holdings Inc.	216,776	36,262
*	Asbury Automotive Group Inc.	146,667	34,993
*	M/I Homes Inc.	197,593	33,860
	Signet Jewelers Ltd.	317,864	32,784
*	Tri Pointe Homes Inc.	703,055	31,855
	Academy Sports & Outdoors Inc.	518,800	30,277
*	Shake Shack Inc. Class A	283,174	29,226
	Kontoor Brands Inc.	353,590	28,917
	American Eagle Outfitters Inc.	1,271,133	28,461
	Six Flags Entertainment Corp.	649,309	26,174
*	Frontdoor Inc.	545,273	26,168
	Steven Madden Ltd.	521,985	25,572
*	Cavco Industries Inc.	59,545	25,500
*	Stride Inc.	287,572	24,533
*	Brinker International Inc.	316,249	24,203
	Newell Brands Inc.	2,943,590	22,607
	Patrick Industries Inc.	154,939	22,059
*	Dorman Products Inc.	193,283	21,864
	LCI Industries	176,573	21,284
	Century Communities Inc.	204,488	21,058
*	Adtalem Global Education Inc.	269,576	20,348
*	Penn Entertainment Inc.	1,074,193	20,259
*	Hanesbrands Inc.	2,534,347	18,627
*	Green Brick Partners Inc.	220,108	18,383
*	LGI Homes Inc.	151,663	17,975
*	Vista Outdoor Inc.	424,164	16,619
	Advance Auto Parts Inc.	426,035	16,611
	Kohl's Corp.	757,191	15,977
*	Urban Outfitters Inc.	416,928	15,973
	Strategic Education Inc.	170,872	15,814
	Foot Locker Inc.	586,348	15,151

		Shares	Market Value ($000)
*	Adient plc	653,759	14,755
*	Victoria's Secret & Co.	558,885	14,363
	Phinia Inc.	301,335	13,870
	Cheesecake Factory Inc.	324,513	13,159
	La-Z-Boy Inc.	301,074	12,925
*	Fox Factory Holding Corp.	299,645	12,435
	Papa John's International Inc.	230,382	12,411
	Leggett & Platt Inc.	892,704	12,159
	Winnebago Industries Inc.	202,764	11,783
*	Topgolf Callaway Brands Corp.	1,047,851	11,505
*	Sonos Inc.	876,069	10,767
	Upbound Group Inc.	333,427	10,666
*	Gentherm Inc.	227,583	10,594
*	Helen of Troy Ltd.	165,674	10,247
*	Sabre Corp.	2,750,327	10,094
*	Sally Beauty Holdings Inc.	743,711	10,092
	Wolverine World Wide Inc.	571,716	9,959
	Perdoceo Education Corp.	435,425	9,684
	Bloomin' Brands Inc.	583,705	9,649
	Oxford Industries Inc.	107,180	9,299
	Worthington Enterprises Inc.	220,869	9,155
	Dana Inc.	832,153	8,788
*	G-III Apparel Group Ltd.	287,500	8,775
	Caleres Inc.	251,292	8,305
*	Dave & Buster's Entertainment Inc.	239,596	8,158
*	ODP Corp.	248,141	7,382
	Monarch Casino & Resort Inc.	89,413	7,088
*	XPEL Inc.	161,134	6,988
*	National Vision Holdings Inc.	580,672	6,335
	Sonic Automotive Inc. Class A	107,126	6,265
	Jack in the Box Inc.	131,235	6,108
	Monro Inc.	205,779	5,939
	Cracker Barrel Old Country Store Inc.	128,839	5,843
*	American Axle & Manufacturing Holdings Inc.	926,589	5,726
	Shoe Carnival Inc.	128,280	5,625
*	BJ's Restaurants Inc.	168,811	5,496
	Buckle Inc.	117,538	5,168
*	MarineMax Inc.	145,906	5,146
*	Chuy's Holdings Inc.	133,017	4,975
	Sturm Ruger & Co. Inc.	119,138	4,966
*	Mister Car Wash Inc.	687,266	4,474
	Standard Motor Products Inc.	129,709	4,306
*	Leslie's Inc.	1,321,990	4,177
	Ethan Allen Interiors Inc.	123,609	3,942
	Golden Entertainment Inc.	57,261	1,820
			1,385,918
Consumer Staples (3.1%)
	WD-40 Co.	97,468	25,135
*	Simply Good Foods Co.	672,087	23,368
	Cal-Maine Foods Inc.	290,484	21,740
	J & J Snack Foods Corp.	111,785	19,240
	Inter Parfums Inc.	125,637	16,267
	PriceSmart Inc.	166,479	15,279
*	TreeHouse Foods Inc.	357,291	14,999
	Energizer Holdings Inc.	471,487	14,974
	Vector Group Ltd.	882,676	13,170
	Edgewell Personal Care Co.	359,482	13,064
*	Grocery Outlet Holding Corp.	708,760	12,439
*	Central Garden & Pet Co. Class A	390,222	12,253
	Andersons Inc.	233,902	11,728
*	Chefs' Warehouse Inc.	243,814	10,243
	MGP Ingredients Inc.	106,875	8,897
	WK Kellogg Co.	477,008	8,162
	Fresh Del Monte Produce Inc.	250,924	7,412
*	United Natural Foods Inc.	432,698	7,278
	Universal Corp.	133,546	7,093
*	Hain Celestial Group Inc.	662,598	5,718
	National Beverage Corp.	118,422	5,559
	John B Sanfilippo & Son Inc.	57,164	5,391

		Shares	Market Value ($000)
	SpartanNash Co.	224,568	5,033
	B&G Foods Inc.	522,995	4,644
	Tootsie Roll Industries Inc.	133,894	4,147
*	USANA Health Sciences Inc.	90,313	3,425
*	Central Garden & Pet Co.	76,589	2,793
			299,451
Energy (4.4%)
	Magnolia Oil & Gas Corp. Class A	1,347,897	32,916
	SM Energy Co.	813,675	32,523
	Cactus Inc. Class A	474,522	28,315
	California Resources Corp.	493,429	25,890
*	Tidewater Inc.	343,412	24,653
	Northern Oil & Gas Inc.	685,480	24,273
	Peabody Energy Corp.	908,025	24,099
	Archrock Inc.	1,162,176	23,522
	Liberty Energy Inc. Class A	1,175,389	22,438
	CONSOL Energy Inc.	193,739	20,275
	Helmerich & Payne Inc.	652,878	19,860
	Patterson-UTI Energy Inc.	2,500,988	19,132
*	Oceaneering International Inc.	733,481	18,242
	World Kinect Corp.	430,065	13,293
*	Helix Energy Solutions Group Inc.	1,073,215	11,913
*	Talos Energy Inc.	923,714	9,560
*	Par Pacific Holdings Inc.	437,298	7,696
	Comstock Resources Inc.	644,821	7,177
	Core Laboratories Inc.	360,966	6,689
*	Green Plains Inc.	477,446	6,465
	Dorian LPG Ltd.	185,875	6,398
*	Bristow Group Inc. Class A	181,893	6,310
*	Vital Energy Inc.	228,869	6,157
*	REX American Resources Corp.	115,312	5,338
*	ProPetro Holding Corp.	672,480	5,151
*	Nabors Industries Ltd.	67,857	4,375
*	Innovex International Inc.	281,731	4,136
	RPC Inc.	582,427	3,704
			420,500
Financials (18.8%)
	Comerica Inc.	938,659	56,235
	Jackson Financial Inc. Class A	528,393	48,205
*	Mr Cooper Group Inc.	469,684	43,296
	Lincoln National Corp.	1,180,091	37,185
	Radian Group Inc.	1,071,567	37,173
	Moelis & Co. Class A	485,771	33,280
	Ameris Bancorp	501,173	31,268
	Piper Sandler Cos.	109,591	31,103
	ServisFirst Bancshares Inc.	363,105	29,212
	Assured Guaranty Ltd.	364,024	28,947
	HA Sustainable Infrastructure Capital Inc.	813,078	28,027
	Walker & Dunlop Inc.	229,073	26,020
	First Bancorp	1,182,601	25,036
	United Community Banks Inc.	856,533	24,908
*	NMI Holdings Inc. Class A	602,885	24,833
*	Axos Financial Inc.	390,894	24,579
	BGC Group Inc. Class A	2,671,475	24,524
	Fulton Financial Corp.	1,325,819	24,037
	Atlantic Union Bankshares Corp.	635,331	23,933
	StepStone Group Inc. Class A	407,827	23,177
	WSFS Financial Corp.	454,308	23,165
*	Genworth Financial Inc. Class A	3,372,769	23,104
	Blackstone Mortgage Trust Inc. Class A	1,184,247	22,513
	Cathay General Bancorp	520,196	22,342
	PJT Partners Inc. Class A	167,097	22,281
	Community Financial System Inc.	372,521	21,632
	Arbor Realty Trust Inc.	1,333,192	20,744
	WaFd Inc.	583,482	20,334
	First Hawaiian Inc.	862,891	19,976
	BankUnited Inc.	536,840	19,562
	Simmons First National Corp. Class A	891,894	19,211
*	Bancorp Inc.	358,434	19,176

		Shares	Market Value ($000)
	Independent Bank Corp.	317,183	18,755
	Virtu Financial Inc. Class A	615,070	18,735
	Artisan Partners Asset Management Inc. Class A	414,862	17,972
*	Palomar Holdings Inc.	186,148	17,623
	Cohen & Steers Inc.	182,822	17,542
*	StoneX Group Inc.	212,947	17,436
	Bank of Hawaii Corp.	272,136	17,082
	Park National Corp.	101,066	16,977
	Seacoast Banking Corp. of Florida	630,041	16,791
	Bread Financial Holdings Inc.	352,192	16,757
	First Financial Bancorp	660,499	16,664
	Pacific Premier Bancorp Inc.	649,031	16,330
*	Enova International Inc.	193,282	16,195
	CVB Financial Corp.	908,452	16,189
	EVERTEC Inc.	472,124	16,000
	BancFirst Corp.	147,738	15,549
	OFG Bancorp	344,079	15,456
*	Goosehead Insurance Inc. Class A	172,833	15,434
	Provident Financial Services Inc.	828,873	15,384
	Renasant Corp.	471,030	15,309
	Independent Bank Group Inc.	260,418	15,016
*	NCR Atleos Corp.	522,695	14,913
	NBT Bancorp Inc.	335,176	14,825
	Stewart Information Services Corp.	197,273	14,744
	PROG Holdings Inc.	302,646	14,675
	Banner Corp.	243,653	14,512
	Banc of California Inc.	979,048	14,421
	Trustmark Corp.	441,960	14,063
*	Payoneer Global Inc.	1,796,542	13,528
	City Holding Co.	112,685	13,228
	Pathward Financial Inc.	198,176	13,082
*	Triumph Financial Inc.	163,065	12,970
*	Donnelley Financial Solutions Inc.	194,153	12,781
	First Commonwealth Financial Corp.	737,538	12,649
	FB Financial Corp.	269,204	12,634
	First Bancorp (XNGS)	298,918	12,432
	Hilltop Holdings Inc.	385,768	12,406
	Mercury General Corp.	186,214	11,728
	Lakeland Financial Corp.	179,194	11,669
	National Bank Holdings Corp. Class A	275,303	11,590
	S&T Bancorp Inc.	266,334	11,178
*	SiriusPoint Ltd.	747,883	10,725
	Veritex Holdings Inc.	389,682	10,256
	Horace Mann Educators Corp.	288,191	10,072
*	Customers Bancorp Inc.	215,968	10,032
*	Trupanion Inc.	236,381	9,923
	Hope Bancorp Inc.	789,647	9,918
	Stellar Bancorp Inc.	369,003	9,554
	Virtus Investment Partners Inc.	45,053	9,436
	Employers Holdings Inc.	196,184	9,411
	Northwest Bancshares Inc.	684,817	9,163
	Navient Corp.	579,105	9,028
	Westamerica Bancorp	182,190	9,004
	PennyMac Mortgage Investment Trust	626,617	8,936
*	Encore Capital Group Inc.	183,822	8,689
	Redwood Trust Inc.	1,081,824	8,363
	Berkshire Hills Bancorp Inc.	309,757	8,342
	WisdomTree Inc.	825,081	8,243
	Safety Insurance Group Inc.	95,294	7,793
	Two Harbors Investment Corp.	537,526	7,461
	Franklin BSP Realty Trust Inc.	562,878	7,351
	Preferred Bank	87,290	7,005
	Dime Community Bancshares Inc.	237,072	6,828
*	PRA Group Inc.	291,312	6,514
	Apollo Commercial Real Estate Finance Inc.	693,210	6,371
	HCI Group Inc.	59,503	6,370
	Southside Bancshares Inc.	187,574	6,271
	Ellington Financial Inc.	461,555	5,949
*	ProAssurance Corp.	387,178	5,823
	Brightsphere Investment Group Inc.	228,178	5,796

		Shares	Market Value ($000)
	Brookline Bancorp Inc.	569,118	5,742
	KKR Real Estate Finance Trust Inc.	438,274	5,413
	Central Pacific Financial Corp.	171,586	5,064
	Heritage Financial Corp.	221,783	4,828
	Ready Capital Corp.	627,184	4,785
*	Green Dot Corp. Class A	399,292	4,676
	Tompkins Financial Corp.	78,339	4,527
	Capitol Federal Financial Inc.	773,670	4,518
*	EZCORP Inc. Class A	392,435	4,399
*	Ambac Financial Group Inc.	369,694	4,144
	Eagle Bancorp Inc.	165,865	3,745
	TrustCo Bank Corp.	106,798	3,532
	United Fire Group Inc.	152,379	3,189
	Hanmi Financial Corp.	164,371	3,057
	New York Mortgage Trust Inc.	467,658	2,960
*	World Acceptance Corp.	23,471	2,769
	AMERISAFE Inc.	26,629	1,287
			1,799,504
Health Care (11.1%)
*	Glaukos Corp.	388,956	50,673
*	Inspire Medical Systems Inc.	210,707	44,470
*	Merit Medical Systems Inc.	417,330	41,245
	Organon & Co.	1,781,426	34,079
*	Alkermes plc	1,177,859	32,968
*	ADMA Biologics Inc.	1,639,127	32,766
*	TransMedics Group Inc.	208,311	32,705
*	Krystal Biotech Inc.	178,710	32,531
*	RadNet Inc.	458,722	31,831
*	ICU Medical Inc.	172,844	31,496
*	Integer Holdings Corp.	238,123	30,956
*	Corcept Therapeutics Inc.	657,623	30,435
	Select Medical Holdings Corp.	740,358	25,816
*	Prestige Consumer Healthcare Inc.	354,329	25,547
*	TG Therapeutics Inc.	935,491	21,881
*	CorVel Corp.	63,979	20,914
*	Tandem Diabetes Care Inc.	462,898	19,631
*	QuidelOrtho Corp.	414,922	18,920
*	Protagonist Therapeutics Inc.	413,026	18,586
*	Myriad Genetics Inc.	643,657	17,630
*	Addus HomeCare Corp.	127,102	16,908
*	Astrana Health Inc.	290,609	16,838
*	UFP Technologies Inc.	51,213	16,219
	CONMED Corp.	219,828	15,810
*	Catalyst Pharmaceuticals Inc.	792,290	15,751
*	Inari Medical Inc.	357,287	14,735
*	Vericel Corp.	347,736	14,692
*	Omnicell Inc.	327,428	14,276
	Premier Inc. Class A	708,270	14,165
*	NeoGenomics Inc.	907,133	13,380
*	Privia Health Group Inc.	727,563	13,249
	LeMaitre Vascular Inc.	141,989	13,189
*	Amphastar Pharmaceuticals Inc.	269,433	13,076
*	STAAR Surgical Co.	350,055	13,005
*	Ligand Pharmaceuticals Inc.	127,910	12,802
*	Fortrea Holdings Inc.	634,232	12,685
*	Supernus Pharmaceuticals Inc.	391,717	12,214
*	AMN Healthcare Services Inc.	274,440	11,633
	Patterson Cos. Inc.	529,808	11,571
	National HealthCare Corp.	82,314	10,353
*	Dynavax Technologies Corp.	905,308	10,085
*	Progyny Inc.	559,500	9,377
	US Physical Therapy Inc.	105,151	8,899
*	Xencor Inc.	440,614	8,861
*	Certara Inc.	754,048	8,830
*	Integra LifeSciences Holdings Corp.	482,541	8,768
*	Collegium Pharmaceutical Inc.	226,236	8,742
*	AdaptHealth Corp. Class A	754,606	8,474
*	Harmony Biosciences Holdings Inc.	209,951	8,398
*	Owens & Minor Inc.	533,473	8,370

		Shares	Market Value ($000)
*	Avanos Medical Inc.	331,239	7,960
*	Innoviva Inc.	403,080	7,783
*	Artivion Inc.	266,137	7,085
*	Schrodinger Inc.	381,195	7,071
*	ANI Pharmaceuticals Inc.	117,888	7,033
*	Pediatrix Medical Group Inc.	604,662	7,008
*	BioLife Solutions Inc.	242,253	6,066
*	Arcus Biosciences Inc.	382,950	5,855
	Embecta Corp.	403,166	5,685
*	Pacira BioSciences Inc.	329,901	4,965
*	Vir Biotechnology Inc.	661,624	4,956
	Mesa Laboratories Inc.	36,999	4,805
*	Ironwood Pharmaceuticals Inc. Class A	1,013,654	4,176
	HealthStream Inc.	142,630	4,113
*	Cytek Biosciences Inc.	729,834	4,043
*	Fulgent Genetics Inc.	166,610	3,620
*	REGENXBIO Inc.	326,594	3,426
	Simulations Plus Inc.	105,227	3,369
*	Cross Country Healthcare Inc.	245,965	3,306
	Phibro Animal Health Corp. Class A	134,118	3,020
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			1,065,780
Industrials (17.7%)
	Mueller Industries Inc.	797,112	59,066
*	SPX Technologies Inc.	326,703	52,096
	Robert Half Inc.	719,882	48,527
	CSW Industrials Inc.	117,554	43,071
*	Alaska Air Group Inc.	922,174	41,691
	Federal Signal Corp.	436,393	40,785
	Armstrong World Industries Inc.	309,219	40,641
*	Dycom Industries Inc.	206,028	40,608
	Moog Inc. Class A	200,667	40,539
*	AeroVironment Inc.	197,596	39,618
	Zurn Elkay Water Solutions Corp.	1,033,059	37,128
	Boise Cascade Co.	255,541	36,026
	Air Lease Corp. Class A	734,667	33,273
	Matson Inc.	233,214	33,261
	Arcosa Inc.	349,982	33,164
*	Verra Mobility Corp. Class A	1,181,091	32,846
	Franklin Electric Co. Inc.	285,450	29,921
*	Sunrun Inc.	1,586,606	28,654
*	Gates Industrial Corp. plc	1,628,276	28,576
	Korn Ferry	372,369	28,017
*	RXO Inc.	982,347	27,506
*	GMS Inc.	284,650	25,781
*	SkyWest Inc.	293,341	24,940
	Granite Construction Inc.	307,963	24,415
	Enpro Inc.	150,008	24,328
	ESCO Technologies Inc.	187,158	24,140
	Brady Corp. Class A	308,412	23,634
	ABM Industries Inc.	439,718	23,200
	Rush Enterprises Inc. Class A	433,517	22,903
	John Bean Technologies Corp.	231,737	22,828
*	Resideo Technologies Inc.	1,062,160	21,392
	UniFirst Corp.	106,127	21,082
	Hub Group Inc. Class A	449,907	20,448
	Griffon Corp.	291,327	20,393
	Trinity Industries Inc.	575,571	20,053
	Albany International Corp. Class A	225,302	20,018
	ArcBest Corp.	166,242	18,029
	AZZ Inc.	208,726	17,243
	HNI Corp.	319,348	17,194
*	Masterbrand Inc.	924,228	17,135
	Werner Enterprises Inc.	443,248	17,105
	Enerpac Tool Group Corp. Class A	391,597	16,404
*	AAR Corp.	249,873	16,332
*	Hayward Holdings Inc.	1,034,508	15,869
*	Gibraltar Industries Inc.	224,941	15,730

		Shares	Market Value ($000)
	Standex International Corp.	85,968	15,713
	Powell Industries Inc.	65,733	14,592
*	JetBlue Airways Corp.	2,146,908	14,084
*	OPENLANE Inc.	824,072	13,910
	Alamo Group Inc.	77,106	13,889
	Kennametal Inc.	527,711	13,684
	Hillenbrand Inc.	491,936	13,676
*	Mercury Systems Inc.	361,509	13,376
	Barnes Group Inc.	324,651	13,119
	Tennant Co.	135,529	13,016
*	GEO Group Inc.	964,237	12,390
*	MYR Group Inc.	118,817	12,147
	Vestis Corp.	809,294	12,058
	MillerKnoll Inc.	477,571	11,825
	Greenbrier Cos. Inc.	217,976	11,093
*	American Woodmark Corp.	116,228	10,861
	Apogee Enterprises Inc.	151,577	10,613
*	CoreCivic Inc.	786,178	9,945
*	NV5 Global Inc.	104,935	9,809
	CSG Systems International Inc.	201,443	9,800
*	DNOW Inc.	757,850	9,799
	Lindsay Corp.	77,870	9,706
	Quanex Building Products Corp.	339,976	9,434
	Schneider National Inc. Class B	330,469	9,432
	Interface Inc. Class A	403,062	7,646
	Pitney Bowes Inc.	1,071,543	7,640
*	Triumph Group Inc.	539,685	6,957
*	Vicor Corp.	161,847	6,814
	Marten Transport Ltd.	377,975	6,690
	Wabash National Corp.	317,351	6,090
*	Enviri Corp.	568,754	5,881
*	Healthcare Services Group Inc.	525,676	5,872
*	Proto Labs Inc.	186,179	5,468
	Heidrick & Struggles International Inc.	140,632	5,465
*	Viad Corp.	149,481	5,356
	Astec Industries Inc.	163,735	5,230
	Allegiant Travel Co.	94,430	5,199
	Kelly Services Inc. Class A	242,610	5,194
*	DXP Enterprises Inc.	90,578	4,833
	Forward Air Corp.	135,295	4,789
	Deluxe Corp.	234,839	4,577
	Matthews International Corp. Class A	183,734	4,263
	Heartland Express Inc.	299,615	3,679
*	Liquidity Services Inc.	156,847	3,576
*	Sun Country Airlines Holdings Inc.	309,069	3,465
*	Titan International Inc.	386,137	3,139
*	Hertz Global Holdings Inc.	920,537	3,038
	National Presto Industries Inc.	8,928	671
			1,695,113
Information Technology (11.7%)
*	SPS Commerce Inc.	261,764	50,827
	Badger Meter Inc.	207,388	45,296
*	Insight Enterprises Inc.	198,146	42,679
*	ACI Worldwide Inc.	735,187	37,421
*	Impinj Inc.	159,593	34,555
*	Itron Inc.	317,436	33,905
*	MARA Holdings Inc.	2,074,258	33,644
*	Box Inc. Class A	1,024,838	33,543
	Advanced Energy Industries Inc.	268,928	28,302
*	Sanmina Corp.	389,635	26,671
*	DXC Technology Co.	1,281,730	26,596
*	Plexus Corp.	193,030	26,389
	InterDigital Inc.	176,810	25,042
*	FormFactor Inc.	543,438	24,998
*	Axcelis Technologies Inc.	230,874	24,207
*	Semtech Corp.	529,418	24,173
*	Envestnet Inc.	360,514	22,575
*	SiTime Corp.	131,214	22,504
*	Diodes Inc.	326,949	20,954

		Shares	Market Value ($000)
*	BlackLine Inc.	365,795	20,170
	Progress Software Corp.	299,378	20,169
*	Alarm.com Holdings Inc.	352,186	19,254
*	Perficient Inc.	251,345	18,972
*	ePlus Inc.	187,467	18,435
*	DigitalOcean Holdings Inc.	445,425	17,991
	Clear Secure Inc. Class A	537,894	17,826
*	OSI Systems Inc.	114,302	17,354
*	Agilysys Inc.	155,602	16,956
	Kulicke & Soffa Industries Inc.	372,097	16,793
*	DoubleVerify Holdings Inc.	992,426	16,712
*	Calix Inc.	420,074	16,295
*	Viavi Solutions Inc.	1,601,811	14,448
*	NCR Voyix Corp.	1,039,817	14,110
*	Extreme Networks Inc.	936,331	14,073
*	Rogers Corp.	122,348	13,827
*	TTM Technologies Inc.	720,536	13,150
*	Veeco Instruments Inc.	392,644	13,008
*	Ultra Clean Holdings Inc.	314,719	12,567
*	Harmonic Inc.	820,701	11,958
*	LiveRamp Holdings Inc.	470,316	11,654
*	Knowles Corp.	645,497	11,638
*	NetScout Systems Inc.	522,607	11,367
*	Photronics Inc.	442,097	10,946
	Benchmark Electronics Inc.	245,694	10,889
	CTS Corp.	213,292	10,319
*	SolarEdge Technologies Inc.	401,832	9,206
	Adeia Inc.	738,001	8,790
*	Wolfspeed Inc.	905,883	8,787
*	Arlo Technologies Inc.	705,012	8,538
*	Cohu Inc.	330,475	8,493
	Xerox Holdings Corp.	760,222	7,891
*	SMART Global Holdings Inc.	373,354	7,822
*	MaxLinear Inc. Class A	538,229	7,794
*	ScanSource Inc.	159,954	7,683
*	Ichor Holdings Ltd.	234,194	7,450
	A10 Networks Inc.	499,406	7,211
*	Viasat Inc.	600,540	7,170
*	Digi International Inc.	260,449	7,170
*	PDF Solutions Inc.	206,031	6,527
*	Sprinklr Inc. Class A	836,114	6,463
	PC Connection Inc.	85,202	6,427
*	N-able Inc.	490,179	6,402
*	Alpha & Omega Semiconductor Ltd.	167,035	6,200
*	CEVA Inc.	161,827	3,908
*	Corsair Gaming Inc.	348,064	2,423
	SolarWinds Corp.	159,210	2,078
			1,119,595
Materials (5.5%)
*	ATI Inc.	882,330	59,037
	Carpenter Technology Corp.	353,340	56,386
	Balchem Corp.	228,511	40,218
	Sealed Air Corp.	1,060,613	38,500
	HB Fuller Co.	385,514	30,602
	Warrior Met Coal Inc.	371,510	23,739
	Sensient Technologies Corp.	287,581	23,070
	Sylvamo Corp.	241,303	20,716
	Innospec Inc.	174,038	19,682
	Alpha Metallurgical Resources Inc.	77,864	18,390
	Minerals Technologies Inc.	228,499	17,647
	Hawkins Inc.	133,231	16,983
	Materion Corp.	150,748	16,863
	Arch Resources Inc.	120,433	16,639
	Quaker Chemical Corp.	97,286	16,392
*	MP Materials Corp.	883,890	15,601
*	O-I Glass Inc.	1,146,647	15,044
	Stepan Co.	146,149	11,290
*	Ingevity Corp.	262,646	10,243
	Worthington Steel Inc.	250,913	8,533

		Shares	Market Value ($000)
	Kaiser Aluminum Corp.	109,285	7,925
	Mativ Holdings Inc.	379,526	6,448
*	Century Aluminum Co.	370,371	6,011
	Haynes International Inc.	98,637	5,873
	AdvanSix Inc.	185,612	5,639
	Koppers Holdings Inc.	149,807	5,472
	SunCoke Energy Inc.	548,129	4,758
*	Metallus Inc.	304,740	4,519
	Myers Industries Inc.	261,041	3,608
*	Clearwater Paper Corp.	124,129	3,543
			529,371
Real Estate (7.5%)
	Essential Properties Realty Trust Inc.	1,255,100	42,862
	Phillips Edison & Co. Inc.	919,229	34,664
	CareTrust REIT Inc.	1,093,015	33,730
	SL Green Realty Corp.	459,962	32,018
	Macerich Co.	1,533,437	27,970
	Tanger Inc.	790,287	26,222
	Innovative Industrial Properties Inc.	192,889	25,963
	Medical Properties Trust Inc.	4,229,301	24,741
	Highwoods Properties Inc.	732,576	24,549
*	Cushman & Wakefield plc	1,671,364	22,781
	Apple Hospitality REIT Inc.	1,464,740	21,751
	Douglas Emmett Inc.	1,219,650	21,429
	LXP Industrial Trust	2,119,719	21,303
	SITE Centers Corp.	331,281	20,042
	Four Corners Property Trust Inc.	680,011	19,931
	Urban Edge Properties	924,078	19,766
	Acadia Realty Trust	784,430	18,418
	Outfront Media Inc.	953,275	17,521
	St. Joe Co.	286,892	16,729
	Sunstone Hotel Investors Inc.	1,513,870	15,623
	DiamondRock Hospitality Co.	1,669,474	14,574
	Retail Opportunity Investments Corp.	845,950	13,307
	Pebblebrook Hotel Trust	976,874	12,924
	Veris Residential Inc.	697,963	12,466
	Elme Communities	656,524	11,548
	JBG SMITH Properties	655,085	11,451
	Xenia Hotels & Resorts Inc.	756,864	11,179
	LTC Properties Inc.	298,531	10,953
	Getty Realty Corp.	333,474	10,608
	Alexander & Baldwin Inc.	528,880	10,154
	Uniti Group Inc.	1,679,402	9,472
	Safehold Inc.	355,677	9,329
	Kennedy-Wilson Holdings Inc.	805,037	8,896
	American Assets Trust Inc.	323,730	8,650
	eXp World Holdings Inc.	613,321	8,642
	Centerspace	117,079	8,251
	Easterly Government Properties Inc. Class A	562,595	7,640
	Marcus & Millichap Inc.	186,353	7,385
	NexPoint Residential Trust Inc.	164,869	7,256
	Global Net Lease Inc.	710,517	5,983
	Summit Hotel Properties Inc.	815,261	5,593
	Hudson Pacific Properties Inc.	1,090,805	5,214
	Whitestone REIT	352,986	4,776
	Armada Hoffler Properties Inc.	412,022	4,462
	Brandywine Realty Trust	737,275	4,011
	Universal Health Realty Income Trust	73,798	3,376
	Saul Centers Inc.	71,592	3,004
	Service Properties Trust	646,043	2,946
			722,063
Utilities (2.1%)
	American States Water Co.	306,075	25,493
	MGE Energy Inc.	262,735	24,027
	California Water Service Group	440,786	23,899
	Otter Tail Corp.	298,260	23,312
	Chesapeake Utilities Corp.	176,768	21,949
	Avista Corp.	514,529	19,938
	Clearway Energy Inc. Class C	562,799	17,267

			Shares	Market Value ($000)
	SJW Group		229,039	13,310
	Northwest Natural Holding Co.		264,822	10,810
	Middlesex Water Co.		136,779	8,924
	Clearway Energy Inc. Class A		279,909	7,969
	Unitil Corp.		111,940	6,781
				203,679
Total Common Stocks (Cost $6,364,090)				9,578,151
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $65,991)	5.014%	659,942	65,994
Total Investments (100.6%) (Cost $6,430,081)				9,644,145
Other Assets and Liabilities—Net (-0.6%)				(62,265)
Net Assets (100%)				9,581,880
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	23	2,587	3

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,578,151	—	—	9,578,151
Temporary Cash Investments	65,994	—	—	65,994
Total	9,644,145	—	—	9,644,145

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.